OPERATING SEGMENTS -Disclosure of detailed information about contracted revenues allocated to the remaining performance obligations (Details) - Hosting And Other [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of operating segments [Line items]
Transaction price	$ 633
Year 1 [Member]
Disclosure of operating segments [Line items]
Transaction price	259
Year 2 [Member]
Disclosure of operating segments [Line items]
Transaction price	259
Year 3 [Member]
Disclosure of operating segments [Line items]
Transaction price	115
Year 4 [Member]
Disclosure of operating segments [Line items]
Transaction price	0
Year 5+ [Member]
Disclosure of operating segments [Line items]
Transaction price	$ 0